Note 6 - Investments In Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2013
Note 6 - Investments In Equity Method Investees (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013
Accounts receivable	－	¥191,925	¥171,909	$1,826
Accounts payable	－	1,800,922	1,578,969	16,769
Revenues	991,465	895,189	880,079	9,347
Costs	14,949,352	14,225,717	14,966,177	158,944

Equity Method Investments [Table Text Block]
	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013

Multifeed	33.00%	¥1,089,319	33.00%	¥1,141,909	$12,127
i-revo	30.00	186,115	30.00	371,888	3,950
Trinity	45.00	98,041	33.75	93,154	989
Stratosphere	－	－	50.00	74,772	794
i-Heart	20.22	33,159	－	－	－

Total		¥1,406,634		¥1,681,723	$17,860

Equity Method Investee [Member]
Note 6 - Investments In Equity Method Investees (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Accounts receivable	－	¥51,788	¥52,422	$557
Accounts payable	－	36,698	39,734	422
Revenues	¥730,622	624,718	598,765	6,359
Costs and expenses	348,771	403,400	456,892	4,852